Average Annual Total Returns - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2025 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.50%)
Since Inception	2.83%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(1.94%)	[1]
IXZNL
Average Annual Return:
Past 1 year	(14.96%)
Since Inception	2.60%	[1]

[1]	AFrom August 1, 2019.